Significant accounting judgments, estimates and assumptions (Details) - ECL [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Credit card and loan	$ 3,184,096
Upside [Member]
IfrsStatementLineItems [Line Items]
Credit card and loan	2,957,096
Base Case [Member]
IfrsStatementLineItems [Line Items]
Credit card and loan	3,136,244
Downside [Member]
IfrsStatementLineItems [Line Items]
Credit card and loan	$ 3,453,760